UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 17, 2007 to October 15, 2007

Commission File Number of issuing entity: 333-140804-03

J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-140804

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, N.A.
UBS Real Estate Securities Inc.
Nomura Credit & Capital Inc.
Natixis Real Estate Capital Inc.
Eurohypo AG, New York Branch
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not yet received from the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-2FL, A-3, A-4, A-SB, A-1A, X, A-M, A-J, B, C, D, E, and F.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Commercial Mortgage Pass-Through Certificates, Series 2007-LDP11 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)
24 Power-of-Attorney and Secretary's Certificate, dated July 5, 2007, and Unanimous Written Consent of the Board of Directors of J.P. Morgan Chase Commercial Mortgage Securities Corp., dated June 28, 2007.

(b)
99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 12-Oct-2007 - 09:42.

SIGNATURES*
    Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	October 24, 2007	J.P. Morgan Chase Commercial Mortgage Securities Corp.

By: Barbara L. Marik, acting in her capacity as Senior Vice President of LaSalle Bank National Association, the Trustee of the J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, as Attorney-in-Fact

/s/ Barbara L. Marik
Barbara L. Marik
Senior Vice President